Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Principal Accounting Policies
Estimated useful lives of property and equipment

Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Schedule of estimated useful live of intangible assets, net

Estimated Useful Lives
Computer software	5 years
Trademark and domain names	10 years
Licensed copyrights of reading content	Lesser of the licensed period or 5 years
User base	0.8 years
Licensed games	Estimated life cycle

Schedule of impact of applying ASC 606

Impact of applying ASC 606 on the Company's financial results for the year ended December 31, 2018 as compared to ASC 605 was as follows (in thousands):

	For the Year Ended December 31, 2018
		Adjustments
		Sales Taxes		Contract
		And Related	Barter	Fulfillment
	ASC 605	Surcharges	Transactions	Costs	ASC 606
	RMB	RMB	RMB	RMB	RMB
Revenues	1,495,691	(122,962)	4,650	—	1,377,379
Net advertising revenues	1,306,930	(113,309)	4,650	—	1,198,271
Paid services revenues	188,761	(9,653)	—	—	179,108
Cost of revenues	(719,213)	122,962	(454)	157	(596,548)
Gross profit	776,478	—	4,196	157	780,831
Operating expenses	(900,536)	—	(4,317)	—	(904,853)
Sales and marketing expenses	(533,245)	—	(4,317)	—	(537,562)
Loss from operations	(124,058)	—	(121)	157	(124,022)

Schedule of revenues disaggregated by products and services

The following table presents the Group's revenues disaggregated by products and services (in thousands):

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net advertising revenues	1,232,210	1,353,480	1,198,271	174,281
Paid services revenues	212,697	221,612	179,108	26,050
Revenues from digital entertainment	158,752	180,030	132,319	19,245
Revenues from games and others	53,945	41,582	46,789	6,805
Total	1,444,907	1,575,092	1,377,379	200,331